Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents	Note 6 - Cash and Cash Equivalents
	As of December 31,
	2023	2022
	USD thousands

Balance in USD	14,007	11,902
Balance in other currencies	482	3,128
Total cash and cash equivalents	14,489	15,030